SHAREHOLDERS' EQUITY (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Shareholder's Equity [Line Items]
Exercise price	$ 3.30
Expected volatility	30.78%
Expected option life (in years)	5	5
Contractual option life (in years)	5	5
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	2.06%
Bottom of range [member]
Disclosure of Shareholder's Equity [Line Items]
Exercise price		$ 3.48
Expected volatility		31.03%
Risk-free interest rate		1.11%
Top of range [member]
Disclosure of Shareholder's Equity [Line Items]
Exercise price		$ 5.86
Expected volatility		31.14%
Risk-free interest rate		1.82%